Forward Purchase Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Forward Purchase Agreement
Schedule of Forward Purchase Agreements

The reconciliation statement of the Common Stock held by the FPA holders is as follows:

	Vellar		Midtown East		Verdun		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
As on December 31, 2024	48,560	$1,214,005	75,896	$1,897,405	58,912	$1,472,811	183,368	$4,584,221
Less: Shares sold during the six months ended June 30, 2025	-	-	-	-	-	-	-	-
Less: Reclassification to additional paid-in capital for the six months ended June 30, 2025	-	(1,214,005)	-	(1,897,405)	-	(1,472,811)	-	(4,584,221)
Total	48,560	$-	75,896	$-	58,912	$-	183,368	$-

		As of December 31, 2023		Shares sold during the year ended December 31, 2024		As of December 31, 2024
S.no	Name of the party	Opening Shares (a)	Amount	Shares (b)	Amount	Shares (c=a-b)	Rest price (iii)	Amount (c x iii)
1	Vellar	48,560	$1,214,005	-	$-	48,560	25	1,214,005
2	Midtown East	75,896	1,897,405	-	-	75,896	25	1,897,405
3	Verdun	58,912	1,472,811	-	-	58,912	25	1,472,811
Grand total		183,368	$4,584,221	-	$-	183,368	25	4,584,221